Consolidated Balance Sheets (unaudited) - Q3 - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Assets
Fixed maturity securities available-for-sale, at fair value (amortized cost: $391,659 in 2016; $326,953 in 2015)	$ 398,779	$ 327,602
Equity securities available-for-sale, at fair value (cost: $14,487 in 2016; $12,184 in 2015)	17,788	14,240
Short-term investments	254	2,299
Total investments	416,821	344,141
Cash and cash equivalents	103,757	24,544
Investment income due and accrued	1,833	1,844
Premiums receivable, net	15,483	15,550
Receivable from reinsurers	7,306	11,928
Reinsurance recoverables	77,610	95,670
Ceded unearned premiums	24,143	39,329
Deferred policy acquisition costs, net of ceding commissions	5,558	0
Intangible assets	3,538	3,538
Deferred income tax asset, net	4,940	6,822
Other assets	2,282	1,912
Total assets	663,271	545,278
Liabilities and Stockholders' Equity
Reserves for unpaid losses and loss adjustment expenses	253,458	219,629
Unearned premiums	88,276	81,713
Funds held for reinsurers	52,545	87,206
Payable to reinsurers	3,914	3,833
Accounts payable and accrued expenses	6,239	7,410
Deferred policy acquisition costs, net of ceding commissions	0	1,696
Note payable	27,223	29,603
Other liabilities	21,732	737
Total liabilities	453,387	431,827
Stockholders' equity:
Common stock	210	0
Preferred stock, $0.01 par value, 100,000,000 shares authorized, none issued or outstanding as of September 30, 2016; none authorized, issued or outstanding as of December 31, 2015	0	0
Additional paid-in capital	153,189	80,229
Retained earnings	47,818	29,570
Accumulated other comprehensive income	8,667	3,651
Stockholders' equity	209,884	113,451
Total liabilities and stockholders' equity	663,271	545,278
Class A Common Stock [Member]
Stockholders' equity:
Common stock	0	1
Stockholders' equity		1
Class B Common Stock [Member]
Stockholders' equity:
Common stock	$ 0	0
Stockholders' equity		$ 0